STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

Capital Stock

The Company is authorized to issue 150,000,000 shares, all of which are common stock with a par value of $0.001 per share.

Issuances of Common Stock

On January 6, 2016 and April 5, 2016, the Company entered into a consulting agreement with a third party pursuant to which the Company agreed to issue, over the term of the agreements, an aggregate of 1,560,000 shares of common stock in exchange for services to be rendered. During the nine months ended September 30, 2016, the Company issued 1,335,000 shares under the agreement related to services provided and recognized the fair value of the shares issued of $116,760 in general and administrative expense in the accompanying condensed consolidated statement of operations.  The 1,335,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of the Company’s common stock on the date of vesting.

In January 2016, the Company issued 300,000 shares of common stock for services and recorded an expense of $17,000, which is included in general and administrative expense in the accompanying condensed consolidated statement of operations. The 300,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of the Company’s common stock on the date of vesting.

On February 10, 2016, the Company entered into a service agreement with a third party pursuant to which the Company agreed to issue, over the term of the agreement, 3,000,000 shares of common stock in exchange for services to be rendered. During the nine months ended September 30, 2016, the Company issued 3,000,000 shares under the agreement related to services provided and recognized the fair value of the shares issued of $352,500 in general and administrative expense in the accompanying condensed consolidated statement of operations. The 3,000,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of the Company’s common stock on the date of vesting.

On February 19, 2016, the Company entered into a consulting agreement with a third party, pursuant to which the Company agreed to issue, over the term of the agreement, 1,750,000 shares of common stock in exchange for services to be rendered. During the nine months ended September 30, 2016, the Company issued 1,750,000 shares under the agreement related to services provided in connection with the acquisition of Beyond Human (see Note 3) and recognized the fair value of the shares issued of $181,013 in general and administrative expense in the accompanying condensed consolidated statement of operations. The 1,750,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of the Company’s common stock on the date of vesting.

In April and August 2016, the Company issued an aggregate of 3,385,354 shares of common stock upon the cashless exercise of warrants to purchase 5,042,881 shares of common stock.  Upon exercise of certain warrants in April 2016, the fair value of the warrant derivative liability on the date of exercise was reclassified to additional paid-in capital (see Note 9).

In April, May and August 2016, the Company issued an aggregate of 785,714 shares of common stock for services and recorded an expense of $126,543, which is included in general and administrative expense in the accompanying condensed consolidated statement of operations. The 785,714 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of the Company’s common stock on the date of vesting.

On April 27, 2016, the Company entered into a service agreement with a third party pursuant to which the Company agreed to issue 300,000 shares of common stock in exchange for services to be rendered over the 3 month term of the agreement. The shares of common stock issued were non-forfeitable and the fair value of $28,500 was based on the market price of the Company’s common stock on the date of vesting. During the nine months ended September 30, 2016, the Company recognized $28,500 in general and administrative expense in the accompanying condensed consolidated statement of operations.

In May 2016, the Company issued 1,250,000 shares of restricted common stock to certain note holders in connection with their notes payable.  The relative fair value of the shares of restricted common stock issued was determined to be $93,964 and was recorded as a debt discount (see Note 5).

In May and June 2016, the Buyers of the Q3 2015 Notes elected to convert $1,515,635 in principal and interest into 10,104,228 shares of common stock (see Note 5). Upon conversion, the fair value of the embedded conversion feature derivative liability on the date of conversion was reclassified to additional paid-in capital (see Note 9).

On June 16, 2016, the Company entered into a consulting agreement with a third party pursuant to which the Company agreed to issue 250,000 restricted shares of common stock in exchange for services to be rendered. In July 2016, the Company issued 250,000 fully-vested shares under the agreement related to services to be provided over the term of the agreement which ends on December 16, 2016. The fair value of the shares issued of $47,500 was based on the market price of the Company’s common stock on the date of vesting. During the nine months ended September 30, 2016, the Company recognized $27,710 in general and administrative expense in the accompanying condensed consolidated statement of operations and the remaining unamortized expense of $19,790 is included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheet at September 30, 2016.

In July 2016, the Company issued 100,000 shares of common stock to CRI pursuant to the Amended CRI Asset Purchase Agreement (see Note 2).  The fair value of the restricted shares of common stock of $23,000 was based on the market price of the Company’s common stock on the date of issuance and is included in research and development expense in the accompanying condensed consolidated statement of operations.

On August 3, 2016, the Company entered into a service agreement with a third party pursuant to which the Company issued 75,000 fully-vested restricted shares of common stock in exchange for services to be rendered over the term of the agreement which ended on November 10, 2016. The fair value of the shares issued of $32,250 was based on the market price of the Company’s common stock on the date of vesting. During the nine months ended September 30, 2016, the Company recognized $21,500 in general and administrative expense in the accompanying condensed consolidated statement of operations and the remaining unamortized expense of $10,750 is included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheet at September 30, 2016.

On August 23, 2016, the Company entered into a consulting agreement with a third party pursuant to which the Company agreed to issue 1,600,000 restricted shares of common stock, payable in four equal installments, in exchange for services to be rendered over the agreement which ends on August 23, 2017. The shares were considered fully-vested and non-refundable at the execution of the agreement. In September 2016, the Company issued 400,000 shares of common stock under the agreement. The fair value of the shares issued of $180,000 was based on the market price of the Company’s common stock on the date of agreement. As a result of the shares being fully-vested at the execution of the agreement but payable in equal installments, the Company recorded a liability for the fair value of the remaining 1,200,000 shares of common stock to be issued of $540,000 which is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheet at September 30, 2016. The fair value was based on the market price of the Company’s common stock on the date of the agreement. Upon issuance of the remaining shares, the Company will reclassify the liability to common stock and additional paid-in-capital. During the nine months ended September 30, 2016, the Company recognized $75,000 in general and administrative expense in the accompanying condensed consolidated statement of operations and the remaining unamortized expense of $645,000 is included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheet at September 30, 2016.

On September 1, 2016, the Company entered into a service agreement with a third party pursuant to which the Company agreed to issue, over the term of the agreement, 2,000,000 shares of common stock in exchange for services to be rendered. During the nine months ended September 30, 2016, the Company issued 330,000 shares under the agreement related to services provided and recognized the fair value of the shares issued of $89,100 in general and administrative expense in the accompanying condensed consolidated statement of operations. The 330,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of the Company’s common stock on the date of vesting.

During the nine months ended September 30, 2016, the Company issued 215,000 shares of common stock for legal fees in connection with the Semprae merger transaction and recognized the fair value of the shares issued of $64,500 in general and administrative expense in the accompanying condensed consolidated statement of operations.

During the nine months ended September 30, 2016, the Company issued 19,228,494 shares of common stock in exchange for vested restricted stock units.

In connection with the issuance of the 2016 Notes, the Company issued restricted shares of common stock totaling 7,500,000 to the Investors. The relative fair value of the restricted shares of common stock totaling $1,127,225 was recorded as a debt discount (see Note 5).

In August and September 2016, certain 2016 Notes holders elected to convert $1,420,265 in principal and interest into 5,681,060 shares of common stock (see Note 5). Upon conversion, the fair value of the embedded conversion feature derivative liability on the date of conversion was reclassified to additional paid-in capital (see Note 9).

During the nine months ended September 30, 2016, the Company received notifications from five of its warrant holders on their intent to exercise their warrants to purchase shares of common stock totaling 1,033,800 at an exercise price of $0.30 per share.  The Company received gross cash proceeds of $310,140.

2013 Equity Incentive Plan

The Company has issued common stock, restricted stock units and stock option awards to employees, non-executive directors and outside consultants under the 2013 Equity Incentive Plan, which was approved by the Company’s Board of Directors in February of 2013. The 2013 Equity Incentive Plan allows for the issuance of up to 10,000,000 shares of the Company’s common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the 2013 Equity Incentive Plan is based on the fair market value of the common stock. Currently, because the Company’s common stock is quoted on the OTCQB, the fair market value of the common stock is equal to the last-sale price reported by the OTCQB as of the date of determination, or if there were no sales on such date, on the last date preceding such date on which a sale was reported. Generally, each vested stock unit entitles the recipient to receive one share of Company common stock which is eligible for settlement at the earliest of their termination, a change in control of the Company or a specified date. Restricted stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards, and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based. As of September 30, 2016, 119,516 shares were available under this plan.

2014 Equity Incentive Plan

The Company has issued common stock and restricted stock units to employees and non-executive directors under the 2014 Equity Incentive Plan, which was approved by the Company’s Board of Directors in November 2014. The 2014 Equity Incentive Plan allows for the issuance of up to 20,000,000 shares of the Company’s common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the 2014 Equity Incentive Plan is based on the fair market value of the common stock. Generally, each vested stock unit entitles the recipient to receive one share of Company common stock which is eligible for settlement at the earliest of their termination, a change in control of the Company or a specified date. Restricted stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based. As of September 30, 2016, 950,001 shares were available under this plan.

2016 Equity Incentive Plan

On March 21, 2016, our Board of Directors approved the adoption of the 2016 Equity Incentive Plan. The 2016 Equity Incentive Plan allows for the issuance of up to 20,000,000 shares of the Company’s common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the 2016 Equity Incentive Plan is based on the fair market value of the common stock. Generally, each vested stock unit entitles the recipient to receive one share of Company common stock which is eligible for settlement at the earliest of their termination, a change in control of the Company or a specified date. Restricted stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based. As of September 30, 2016, 16,250,000 shares were available under this plan.

Stock-Based Compensation

The stock-based compensation expense for the three and nine months ended September 30, 2016 and 2015 was $130,193, $766,711, $80,097 and $831,807, respectively, for the issuance of restricted stock units and stock options to management, directors and consultants.  The Company calculates the fair value of the restricted stock units based upon the quoted market value of the common stock at the date of grant. The Company calculates the fair value of each stock option award on the date of grant using Black-Scholes.

Stock Options

For the nine months ended September 30, 2016 and 2015, the following weighted average assumptions were utilized for the stock options granted during the period:

	2016	2015
Expected life (in years)	10.0	6.0
Expected volatility	227.8%	219.3%
Average risk-free interest rate	1.71%	1.54%
Dividend yield	0%	0%
Grant date fair value	$0.17	$0.12

The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. Expected volatility is based on the historical volatility of the Company’s common stock over the period commensurate with the expected life of the stock options. Expected life in years is based on the “simplified” method as permitted by ASC Topic 718. The Company believes that all stock options issued under its stock option plans meet the criteria of “plain vanilla” stock options. The Company uses a term equal to the term of the stock options for all non-employee stock options. The risk-free interest rate is based on average rates for treasury notes as published by the Federal Reserve in which the term of the rates correspond to the expected term of the stock options.

The following table summarizes the number of stock options outstanding and the weighted average exercise price:

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2015	196,000	$0.31	9.0	-
Granted	82,500	$0.17	10.0	-
Exercised	-	-	-	-
Cancelled	(50,000)	$0.31	-	-
Forfeited	-	-	-	-
Outstanding at September 30, 2016	228,500	$0.21	8.8	$27,060

Vested at September 30, 2016	228,500	$0.21	8.8	$27,060

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding stock options and the quoted price of the Company’s common stock at September 30, 2016.  During the three and nine months ended September 30, 2016 and 2015, the Company recognized stock-based compensation from stock options of $8,638, $18,138, $4,000 and $6,711, respectively.

Restricted Stock Units

The following table summarizes the restricted stock unit activity for the nine months ended September 30, 2016:

Restricted Stock Units
Outstanding at December 31, 2015	17,554,736
Granted	14,593,247
Exchanged	(19,228,494)
Cancelled	-
Outstanding at September 30, 2016	12,919,489

Vested at September 30, 2016	7,906,990

The vested restricted stock units at September 30, 2016 have not settled and are not showing as issued and outstanding shares of the Company but are considered outstanding for earnings per share calculations. Settlement of these vested restricted stock units will occur on the earliest of (i) the date of termination of service of the employee or consultant, (ii) change of control of the Company, or (iii) 10 years from date of issuance. Settlement of vested restricted stock units may be made in the form of (i) cash, (ii) shares, or (iii) any combination of both, as determined by the board of directors and is subject to certain criteria having been fulfilled by the recipient.

During the nine months ended September 30, 2016, the Company issued 14,593,247 restricted stock units to employees and board members. In 2016, 843,248 were from the 2013 Equity Incentive Plan and vested immediately, 9,999,999 were from the 2014 Equity Incentive Plan and 3,750,000 were from the 2016 Equity Incentive Plan.  A total of 6,000,001 of 9,999,999 restricted stock units issued under the 2014 Equity Incentive Plan vested immediately and the remaining 3,999,998 vested upon the closing of the Beyond Human asset acquisition. The restricted stock units issued under the 2016 Equity Incentive Plan vest as to 25% on the one year anniversary from the date of grant and then in equal quarterly installments for the next two years. The grant date fair value of restricted stock units issued during the nine months ended September 30, 2016 was $1,487,268. For the three and nine months ended September 30, 2016 and 2015, the Company recognized $121,555, $748,573, $76,097 and $825,096, respectively, of stock-based compensation expense for the vested units. As of September 30, 2016, compensation expense related to unvested shares not yet recognized in the condensed consolidated statement of operations was approximately $1.2 million and will be recognized over a remaining weighted-average term of 2.6 years.

Warrants

In 2014, the Company issued 380,973 warrants in connection with a note payable. The warrants have an exercise price of $0.10 per share and expire December 6, 2018. Warrants to purchase 245,157 shares of common stock were exercised under the cashless exercise provisions of the warrant agreement in July 2016, which resulted in the issuance of 191,908 shares of common stock. The intrinsic value of the warrants on the date of exercise was $86,359.

In February 2014, the Company issued 250,000 warrants in connection with a convertible debenture. The warrants had an exercise price of $0.50 per share and were to expire on February 13, 2019. On March 6, 2015 the Company entered into an agreement with the note holder to extend the convertible debenture for six months. As consideration for the extension, the Company issued the note holder an additional 250,000 warrants, reduced the exercise price of the warrants from $0.50 to $0.30 per share and extended the expiration date to March 12, 2020. The warrants were also amended to include certain anti-dilution protection, including protection upon dilutive issuances. In connection with the third quarter 2015 convertible debenture financing, the exercise price of these warrants was reduced to $0.0896 per share and an additional 1,173,410 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015. These warrants were exercised under the cashless exercise provisions of the warrant agreement in April 2016.  In connection with the exercise of the warrants, the Company agreed to reduce the exercise price of these warrants to $0.07 per share which resulted in an additional 469,447 warrants being issued in April 2016 prior to exercise.  The warrants exercised were classified as derivative liabilities and, upon exercise, the fair value of the warrant derivative liability was reclassified to additional paid-in capital (see Note 9). The intrinsic value of the warrants on the date of exercise was $53,629.

In January 2015, the Company issued 500,000 warrants in connection with a non-convertible debenture. The warrants are exercisable for five years from the closing date at an exercise price of $0.30 per share of common stock or January 21, 2020. The warrants contain anti-dilution protection, including protection upon dilutive issuances. In connection with the third quarter 2015 convertible debenture financing, the exercise price of these warrants was reduced to $0.0896 per share and an additional 1,173,410 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015. These warrants were exercised under the cashless exercise provisions of the warrant agreement in April 2016.  In connection with the exercise of the warrants, the Company agreed to reduce the exercise price of these warrants to $0.0565 per share which resulted in an additional 981,457 warrants being issued in April 2016 prior to exercise.  The warrants exercised were classified as derivative liabilities and, upon exercise, the fair value of the warrant derivative liability was reclassified to additional paid-in capital (see Note 9). The intrinsic value of the warrants on the date of exercise was $99,121.

In January 2015, the Company issued 250,000 warrants with an exercise price of $0.30 per share to its former CFO in connection with a non-convertible debenture. The warrants expire on January 21, 2020. The warrants contain anti-dilution protection, including protection upon dilutive issuances. In connection with the third quarter 2015 convertible debenture financing, the exercise price of these warrants was reduced to $0.0896 per share and an additional 586,705 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015.

In connection with the Q3 2015 Notes, the Company issued 1,808,333 warrants with an exercise price of $0.30 per share and expire in 2020. Warrants to purchase 1,033,800 shares of common stock were exercised during the nine months ended September 30, 2016. The intrinsic value of the warrants on the dates of exercise was $150,200.

In connection with the 2016 Notes, the Company issued 4,220,000 warrants to the Investors and placement agents with an exercise price of $0.40 per share and expire in 2021.

At September 30, 2016 and December 31, 2015, there are 5,967,054 and 6,372,831 fully vested warrants outstanding, respectively. The weighted average exercise price of outstanding warrants at September 30, 2016 is $0.34 per share, the weighted average remaining contractual term is 4.4 years and the aggregate intrinsic value of the outstanding warrants is $183,421.

Net Loss per Share

The weighted average shares of common stock outstanding used in the basic and diluted net loss per share calculation for the three and nine months ended September 30, 2016 and 2015 was 97,222,394, 77,645,019, 42,453,051 and 39,440,755, respectively.

The weighted average restricted stock units vested but issuance of the common stock is deferred until there is a change in control, a specified date in the agreement or the employee or director resigns used in the basic and diluted net loss per share calculation for the three and nine months ended September 30, 2016 and 2015 was 7,750,251, 8,853,215, 12,623,768 and 11,045,746, respectively.

The total weighted average shares outstanding used in the basic and diluted net loss per share calculation for the three and nine months ended September 30, 2016 and 2015 was 104,972,645, 86,498,234, 55,076,819 and 50,486,501, respectively.

The following table shows the anti-dilutive shares excluded from the calculation of basic and diluted net loss per common share as of September 30, 2016 and 2015:

	As of September 30,
	2016	2015
Gross number of shares excluded:
Restricted stock units – unvested	5,012,499	4,623,333
Stock options	228,500	164,500
Convertible debentures and accrued interest	7,651,830	1,359,590
Warrants	5,967,054	3,439,306
Total	18,859,883	9,586,729

The above table does not include the ANDA Consideration Shares related to the Novalere acquisition, as they are considered contingently issuable (see Note 3).

 The Company is authorized to issue 150,000,000 shares, all of which are common stock with a par value of $0.001 per share.

Issuances of Common Stock

On January 17, 2013, the Company entered into a service agreement with a third party pursuant to which the Company agreed to issue over the term of the agreement 250,000 shares of Company common stock in exchange for services to be rendered. On September 18, 2013, the Company extended the term of the agreement and agreed to issue an additional aggregate of 300,000 shares of common stock in exchange for services to be rendered. The term was further extended in April 2014 and the Company agreed to issue an additional 300,000 shares of common stock in exchange for services to be rendered over the term of the agreement. During the years ended December 31, 2015 and 2014, the Company issued 140,000 and 300,000 shares of common stock, respectively, and recognized $20,650 and $82,500 of services expense, respectively, under this agreement. This agreement was terminated in June 2015.

On June 28, 2013, the Company entered into an agreement with a consultant to provide drug development pre-clinical consulting services for Sensum+™ and EjectDelay®. In consideration of such services, the Company issued 126,296 shares in 2014 to the consultant, which were valued at the closing price of the Company’s common stock on the date of issuance. The aggregate value of the shares issued was $55,521 in 2014, which corresponds to the service period of the consultant’s services. As of December 31, 2014, the studies have completed and the consulting services have terminated.

On February 19, 2014, the Company agreed with the holders of the January 2012 Debentures, January 2013 Debenture, and the LOC Convertible Debenture to convert such debentures into shares of the Company’s common stock at a conversion price of $0.40 per share. The conversion terminated the January 2012 Debentures and the January 2013 Debenture. The conversion of the LOC Convertible Debenture, would convert the then outstanding principal and interest owed as of such date. The Company issued a total of 1,855,747 shares of the Company’s common stock that had a value prior to the conversion of $742,299 in 2014.

On September 15, 2014, the Company entered into a debt exchange agreement with the investor, pursuant to which the Company agreed to issue 1,900,000 shares of the Company’s common stock of $790,507 based on the value at issuance, in exchange for the retirement of the December 2013 Debenture. The holder of the December 2013 Debenture sold it to the investor prior to the debt exchange agreement.

On March 17, 2015, the Company entered into a consulting agreement for services. In consideration of such services, the Company issued 28,125 shares of Company common stock to the consultant on said date and valued them at $3,938 based on the closing price of the stock on the date of issuance. The fair value of such shares was recognized in general and administrative expense in the accompanying consolidated statement of operations.

On August 27, 2014, the Company agreed to issue 200,000 shares of Company common stock pursuant to a consulting contract with a third party for services. The Company issued 100,000 shares of stock pursuant to this agreement on September 2, 2014. The remaining 100,000 shares were issued on November 4, 2014. The Company extended the consulting contract in January 2015 and agreed to issue an additional 200,000 shares. The issued shares have been valued at the closing price of the Company’s common stock on the date of issuance and are expensed over the period that the services are rendered. The Company recognized expense of $38,000 and $37,500 during the years ended December 31, 2015 and 2014, respectively, related to services provided in general and administrative expense in the accompanying consolidated statement of operations.

On January 23, 2015, the Company entered into a settlement agreement with CRI whereby CRI returned 200,000 shares of common stock initially issued for a product license acquired. The share return was in consideration for the Company completing certain product development and regulatory efforts relating to the sale of the product in foreign territories and reduced the intangible asset value by the fair value of such shares totaling $38,000.

On September 17, 2015 a consultant terminated his arrangement with the Company and exchanged 500,000 of his restricted stock units for 500,000 shares of common stock. The Company had previously recognized stock-based compensation expense of $110,621 (cumulative to date of termination), which was greater than the fair value of the stock issued to him. Accordingly, no additional compensation expense was recognized.

On September 29, 2015 the Company issued 375,000 shares of common stock for services and recorded an expense of $23,250, which is included in general and administrative expense in the accompanying consolidated statement of operations.

The Company issued an additional 1,037,500 and 343,907 shares of common stock and expensed $124,691 and $101,300, during the years ended December 31, 2015 and 2014 respectively, to other consultants for various services, which is included in general and administrative expense in the accompanying consolidated statement of operations. The shares were issued under the Company’s 2013 Equity Incentive Plan (the “Incentive Plan”) or under the corresponding Plans, as filed with the Securities Exchange Commission. All issued shares have been valued at the closing price of the Company’s common stock on the date of issuance.

See Note 5 for more details on the shares of common stock issued in connection with the Third Quarter 2015 Financing, shares of common stock issued upon conversion of convertible debentures and note payable and shares of common stock issued in connection with the extension and amendment of certain convertible debentures during 2015. See Note 3 for more details on the shares of common stock issued in connection with the Novalere acquisition during 2015 and the return of shares of common stock during 2015 in connection with the Semprae merger transaction.

2013 Equity Plan

The Company has issued common stock, restricted stock units and stock option awards to employees, non-executive directors and outside consultants under the 2013 Incentive Plan, which was approved by the Company’s Board of Directors in February of 2013. The 2013 Incentive Plan allows for the issuance of up to 10,000,000 shares of the Company’s common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the 2013 Incentive Plan is based on the fair market value of the common stock. Currently, because the Company’s common stock is quoted on the OTCQB, the fair market value of the common stock is equal to the last-sale price reported by the OTCQB as of the date of determination, or if there were no sales on such date, on the last date preceding such date on which a sale was reported. Generally, each vested stock unit entitles the recipient to receive one share of Company common stock which is eligible for settlement at the earliest of their termination, a change in control of the Company or a specified date. Restricted stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards, and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based. As of December 31, 2015, 995,264 shares were available under this plan.

2014 Equity Plan

The Company has issued common stock, restricted stock units and stock option awards to employees, non-executive directors and outside consultants under the 2014 Incentive Plan, which was approved by the Company’s Board of Directors in November 2014. The 2014 Incentive Plan allows for the issuance of up to 20,000,000 shares of the Company’s common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the 2014 Incentive Plan is based on the fair market value of the common stock. Currently, because the Company’s common stock is quoted on the OTCQB, the fair market value of the common stock is equal to the last-sale price reported by the OTCQB as of the date of determination, or if there were no sales on such date, on the last date preceding such date on which a sale was reported. Generally, each vested stock unit entitles the recipient to receive one share of Company common stock which is eligible for settlement at the earliest of their termination, a change in control of the Company or a specified date. Restricted stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based. As of December 31, 2015 10,950,000 shares were available under this plan.

Stock-Based Compensation

The stock-based compensation expense for the years ended December 31, 2015 and 2014 was $1,298,240 and $1,509,005, respectively, for the issuance of restricted stock units and stock options to management, directors and consultants.  The Company calculates the fair value of the restricted stock units based upon the quoted market value of the common stock at the date of grant. The Company calculates the fair value of each stock option award on the date of grant using Black-Scholes.

Stock Options

For the years ended December 31, 2015 and 2014, the following weighted average assumptions were utilized for the stock options granted during the period:

	2015	2014
Expected life (in years)	6.0	6.0
Expected volatility	228.78%	224.42% - 236.78%
Average risk free interest rate	2.16%	1.69% - 2.02%
Dividend yield	0%	0%
Grant date fair value	$0.10	$0.31

The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. Expected volatility is based on the historical volatility of the Company’s common stock over the period commensurate with the expected life of the stock options. Expected life in years is based on the “simplified” method as permitted by ASC Topic 718. The Company believes that all stock options issued under its stock option plans meet the criteria of “plain vanilla” stock options. The Company uses a term equal to the term of the stock options for all non-employee stock options. The risk free interest rate is based on average rates for treasury notes as published by the Federal Reserve in which the term of the rates correspond to the expected term of the stock options.

The following table summarizes the number of stock options outstanding and the weighted average exercise price:

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2013	21,000	$0.64	9.9	-
Granted	92,000	$0.31	9.6	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2014	113,000	$0.37	9.5	-
Granted	83,000	$0.10	9.7	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2015	196,000	$0.31	9.0	$-

Vested at December 31, 2014	113,000	$0.37	9.5	$-
Vested at December 31, 2015	196,000	$0.31	9.0	$-

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding stock options and the quoted price of the Company’s common stock at December 31, 2015. At December 31, 2015 and 2014, the aggregate intrinsic value of all outstanding stock options was $0. During the years ended December 31, 2015 and 2014, the Company recognized stock-based compensation from stock options of $8,564 and $28,615, respectively.

Restricted Stock Units

 The following table summarizes the number of restricted stock units activity for the years ended December 31, 2015 and 2014 under both plans:

Restricted Stock Units
Outstanding at December 31, 2013	6,311,250
Granted	1,958,989
Expired	-
Cancelled	-
Forfeited	-
Outstanding at December 31, 2014	8,270,239
Granted	10,354,497
Exchanged	(500,000)
Cancelled	(570,000)
Outstanding at December 31, 2015	17,554,736

Vested at December 31, 2014	7,228,565
Vested at December 31, 2015	14,398,487

The vested restricted stock units at December 31, 2015 and 2014 have not settled and are not showing as issued and outstanding shares of the Company. Settlement of these vested restricted stock units will occur on the earliest of (i) the date of termination of service of the employee or consultant, (ii) change of control of the Company, or (iii) 10 years from date of issuance. Settlement of vested restricted stock units may be made in the form of (i) cash, (ii) shares, or (iii) any combination of both, as determined by the board of directors and is subject to certain criteria having been fulfilled by the recipient.

Significant grants of stock units as of December 31, 2015 are as follows:

On February 15, 2013, the Company entered into a stock unit agreement with its President and Chief Executive Officer pursuant to his employment agreement. Under the terms of the agreement, the Company issued 6,000,000 stock units, 2,000,000 of the units vested immediately, while the remaining 4,000,000 vest in eight equal quarterly installments until January 1, 2015, subject to his continued service to the Company as of the vesting date. As of December 31, 2015, all of the stock units have vested under this agreement and there were 500,000 stock units which vested during the year ended December 31, 2015.

 In connection with the appointment of our former Executive Vice President and Chief Financial Officer, the Company entered into an employment letter with her on February 6, 2014. Under the terms of the employment letter, Ms. Dillen received 600,000 restricted stock units. 200,000 of the units vested after six months of employment, while the remaining 400,000 vest in eight equal quarterly installments until August 6, 2016, subject to her continued service to the Company as of the vesting date. In July 2015, Ms. Dillen terminated employment with the Company.  As of December 31, 2015, 350,000 restricted stock units have vested under this agreement and the remaining 250,000 units have been forfeited. The restricted stock units were exchanged for shares of common stock in March 2016.

On February 6, 2014, the Company issued 852,273 stock units to the President and CEO in lieu of cash for the annual bonus and recognized and expensed equal to the fair value of such shares in 2014.

During the years ended December 31, 2015 and 2014, the Company issued 10,354,497 and 1,959,489 restricted stock units to employees, board members and consultants. In 2015, 9,370,000 were from the 2014 Plan and vest one-third on the issuance date and then monthly for the next 2 years. The balances were from the 2014 plan and vested immediately. The grant date fair value of restricted stock units issued in 2015 and 2014 was $1,363,413 and $493,906, respectively. During the year ended December 31, 2015, 500,000 units were exercised and 320,000 units were forfeited. For the year ended December 31, 2015 and 2014, the Company recognized $1,289,676 and $1,496,146 of stock-based compensation expense for the vested units. As of December 31, 2015, compensation expense related to unvested shares not yet recognized in the consolidated statement of operations was $441,876 and will be recognized over 1.25 years.

Warrants

During the year ended December 31, 2014, the Company issued 380,973 warrants in connection with the 2011 Dawson James notes (which were repaid in 2013). The warrants have an exercise price of $0.10 and expire December 6, 2018.

In February, 2014, the Company issued 250,000 warrants in connection with the February 2014 Convertible Debentures. The warrants had an exercise price of $0.50 per share and expire February 13, 2019. On March 6, 2015 the Company entered into an agreement with the note holder to extend the February 2014 Convertible Debentures for six months. As consideration for the extension, the Company issued the note holder an additional 250,000 warrants, reduced the exercise price of the warrants from $0.50 to $0.30 per share and extended the expiration date to March 12, 2020. The warrants were also amended to include certain anti-dilution protection, including protection upon dilutive issuances. In connection with the third quarter 2015 convertible debenture financing, the exercise price of these warrants was reduced to $0.0896 per share and an additional 1,173,410 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015. The increase in the fair value of the warrants from the additional warrants issued is included in the change in fair value of derivative liabilities in the consolidated statement of operations (Note 9).

In January, 2015, the Company issued 500,000 warrants in connection with the January 2015 Non-Convertible Debentures. The warrants are exercisable for five years from the closing date at an exercise price of $0.30 per share of common stock or January 21, 2020. The warrants contain anti-dilution protection, including protection upon dilutive issuances. In connection with the third quarter 2015 convertible debenture financing, the exercise price of these warrants was reduced to $0.0896 per share and an additional 1,173,410 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015. The increase in the fair value of the warrants from the additional warrants issued is included in the change in fair value of derivative liabilities in the consolidated statement of operations (Note 9).

In January, 2015, the Company issued 250,000 warrants with an exercise price of $0.30 per share to its former CFO in connection with the January 2015 debenture. The warrants expire on January 21, 2020. The warrants contain anti-dilution protection, including protection upon dilutive issuances. In connection with the third quarter 2015 convertible debenture financing, the exercise price of these warrants was reduced to $0.0896 per share and an additional 586,705 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015. The increase in the fair value of the warrants from the additional warrants issued is included in the change in fair value of derivative liabilities in the consolidated statement of operations (Note 9).

In connection with the Third Quarter 2015 Financing the Company issued 1,808,333 warrants with an exercise price of $0.30 per share (see Note 5).

At December 31, 2015, there are 6,372,831 fully vested warrants outstanding.

Net Loss per Share

Commencing in the period ended September 30, 2015 we determined that restricted stock units that are vested but the issuance and delivery of the shares are deferred until the employee or director resigns should be included in the basic and diluted net loss per share calculations.

The weighted average shares of common stock outstanding used in the basic and diluted net loss per share calculation for the year ended December 31, 2015 was 41,359,779.

The weighted average restricted stock units vested but deferred until the employee or director resigns outstanding used in the basic and diluted net loss per share calculation for the year ended December 31, 2015 was 11,157,751.

The total weighted average shares outstanding used in the basic and diluted net loss per share calculation for the years ended December 31, 2015 was 52,517,530.

The weighted average restricted stock units vested but deferred until the employee or director resigns outstanding during the year ended December 31, 2014 was 5,465,864. The total weighted average shares outstanding during the year ended December 31, 2014 would have been 29,849,900. The impact on the previously reported basic and diluted net loss per share would have been a decrease in the basic and diluted net loss per share of $0.04 to a net loss per share of $0.16 for the year ended December 31, 2014.

The following table shows the anti-dilutive shares excluded from the calculation of basic and diluted net loss per common share as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Gross number of shares excluded:
Restricted stock units - unvested	3,156,249	1,041,674
Stock options	196,000	113,000
Convertible debentures	12,751,512	2,115,195
Warrants	6,372,831	630,973
Total	22,476,592	3,900,842

The above table does not include the ANDA Consideration Shares related to the Novalere acquisition, as they are considered contingently issuable (see Note 3).